Trading assets and liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Trading assets:
Trading assets	$ 5,265	$ 20,436
Trading liabilities:
Trading liabilities	32,304	5,584
Cross Currency Interest Rate Swap [Member]
Trading assets:
Trading assets	49	21
Trading liabilities:
Trading liabilities	32,182	4,836
Interest Rate Swap [Member]
Trading liabilities:
Trading liabilities	100	748
Forward Foreign Exchange [Member]
Trading assets:
Trading assets	50	0
Trading liabilities:
Trading liabilities	22	0
Future [Member]
Trading assets:
Trading assets	20	0
Sovereign Bonds [Member]
Trading assets:
Trading assets	$ 5,146	$ 20,415